Fair Value of Financial Instruments - Carrying Values of Financial Instruments (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	$ 69,874
Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	226,504
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	14,500
Other current liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	12,435
Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	42,987
Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	37,297
Other long-term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	128
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	437,807
Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	50,972
Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	41,975
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	1,331
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	26,283
Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	16
Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	6,317
Amortized cost | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	69,874
Amortized cost | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	226,504
Amortized cost | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Other current liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	12,435
Amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	42,987
Amortized cost | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Other long-term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	128
FVTPL | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	14,500
FVTPL | Other current liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	37,297
FVTPL | Other long-term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Other current liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Other long-term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	437,807
Amortized cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	50,972
Amortized cost | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	41,975
Amortized cost | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	16
Amortized cost | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	6,317
FVTPL
Disclosure of fair value measurement of assets [line items]
Financial Assets	26,283	$ 59,382	$ 53,582
FVTPL | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	26,283
FVTPL | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI
Disclosure of fair value measurement of assets [line items]
Financial Assets	1,331	$ 3,751	$ 7,066
Designated FVTOCI | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	1,331
Designated FVTOCI | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 0